Other assets-Other / Other liabilities - Schedule of changes in goodwill within Other assets-Other (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
Goodwill [Line Items]
Gross carrying amount, Beginning of year		¥ 92,580	¥ 104,141
Accumulated Impairment, Beginning of year		(11,817)	(17,951)
Net carrying amount, Beginning of year		80,763	86,190
Impairment, Changes during year
Other, Changes during year	[1]	(356)	(5,427)
Gross carrying amount, End of year		92,224	92,580
Accumulated Impairment, End of year		(11,817)	(11,817)
Net carrying amount, End of year		80,407	80,763
Wholesale [Member]
Goodwill [Line Items]
Gross carrying amount, Beginning of year		92,110	97,529
Accumulated Impairment, Beginning of year		(11,817)	(11,817)
Net carrying amount, Beginning of year		80,293	85,712
Impairment, Changes during year
Other, Changes during year	[1]	(357)	(5,419)
Gross carrying amount, End of year		91,753	92,110
Accumulated Impairment, End of year		(11,817)	(11,817)
Net carrying amount, End of year		79,936	80,293
Other [Member]
Goodwill [Line Items]
Gross carrying amount, Beginning of year		470	6,612
Accumulated Impairment, Beginning of year			(6,134)
Net carrying amount, Beginning of year		470	478
Impairment, Changes during year
Other, Changes during year	[1]	1	(8)
Gross carrying amount, End of year		471	470
Accumulated Impairment, End of year
Net carrying amount, End of year		¥ 471	¥ 470

[1]	Includes currency translation adjustments.